Property and equipment - Changes in property and equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Schedule of Changes in property and equipment [Line Items]
Beginning balance		₩ 4,157,592		₩ 3,972,304
Acquisition		543,340	[1]	888,232	[2]
Disposals		(68,928)	[1]	(57,580)	[2]
Depreciation	[3]	(598,890)		(596,443)
Asset impairment		(923)		(1,650)
Amounts transferred from (to) investment property		(4,829)		(77,752)
Amounts transferred from (to) intangible assets		7,548		2,302
Amounts transferred from (to) non-current assets held for sale		(11,880)		1,039
Amounts transferred from (to) operating lease assets		30		80
Effects of foreign currency adjustments		2,158		27,060
Effects of business combinations		127,968
Ending balance		4,153,186		4,157,592
Land
Schedule of Changes in property and equipment [Line Items]
Beginning balance		2,028,761		2,043,119
Acquisition		0	[1]	40,480	[2]
Disposals		(591)	[1]	(500)	[2]
Depreciation	[3]	0		0
Asset impairment		0		0
Amounts transferred from (to) investment property		(53,772)		(61,432)
Amounts transferred from (to) intangible assets		0		0
Amounts transferred from (to) non-current assets held for sale		(8,627)		528
Amounts transferred from (to) operating lease assets		0		0
Effects of foreign currency adjustments		(230)		6,566
Effects of business combinations		0
Ending balance		1,965,541		2,028,761
Buildings
Schedule of Changes in property and equipment [Line Items]
Beginning balance		738,626		790,251
Acquisition		46,132	[1]	23,661	[2]
Disposals		(740)	[1]	(854)	[2]
Depreciation	[3]	(58,376)		(57,341)
Asset impairment		(923)		(1,703)
Amounts transferred from (to) investment property		48,943		(16,320)
Amounts transferred from (to) intangible assets		0		0
Amounts transferred from (to) non-current assets held for sale		(3,170)		511
Amounts transferred from (to) operating lease assets		0		0
Effects of foreign currency adjustments		1,087		421
Effects of business combinations		127,888
Ending balance		899,467		738,626
Others
Schedule of Changes in property and equipment [Line Items]
Beginning balance		514,955		532,459
Acquisition		207,342	[1]	199,988	[2]
Disposals		(4,478)	[1]	(10,774)	[2]
Depreciation	[3]	(205,579)		(209,156)
Asset impairment		0		0
Amounts transferred from (to) investment property		0		0
Amounts transferred from (to) intangible assets		7,548		2,302
Amounts transferred from (to) non-current assets held for sale		(83)		0
Amounts transferred from (to) operating lease assets		30		80
Effects of foreign currency adjustments		340		56
Effects of business combinations		76
Ending balance		520,151		514,955
Right-of-use assets
Schedule of Changes in property and equipment [Line Items]
Beginning balance		875,250		606,475
Acquisition		289,866	[1]	624,103	[2]
Disposals		(63,119)	[1]	(45,452)	[2]
Depreciation	[3]	(334,935)		(329,946)
Asset impairment		0		53
Amounts transferred from (to) investment property		0		0
Amounts transferred from (to) intangible assets		0		0
Amounts transferred from (to) non-current assets held for sale		0		0
Amounts transferred from (to) operating lease assets		0		0
Effects of foreign currency adjustments		961		20,017
Effects of business combinations		4
Ending balance		₩ 768,027		₩ 875,250

[1]	During 2024, W26,185 million transferred from assets-under-construction is included.
[2]	During 2023, W82,179 million transferred from assets-under-construction is included.
[3]	Included in general administrative expense, other operating income (loss) and insurance service expense of the consolidated statements of comprehensive income.